Average Annual Total Returns - Xtrackers MSCI USA ESG Leaders Equity ETF	Xtrackers MSCI USA ESG Leaders Equity ETF before tax Inception Date	Xtrackers MSCI USA ESG Leaders Equity ETF before tax 1 Year	Xtrackers MSCI USA ESG Leaders Equity ETF before tax Since Inception	Xtrackers MSCI USA ESG Leaders Equity ETF After tax on distributions 1 Year	Xtrackers MSCI USA ESG Leaders Equity ETF After tax on distributions Since Inception	Xtrackers MSCI USA ESG Leaders Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI USA ESG Leaders Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI USA ESG Leaders Index 1 Year	MSCI USA ESG Leaders Index Since Inception	S&P 500 Index 1 Year	S&P 500 Index Since Inception
Total	Mar. 07, 2019	18.74%	20.59%	17.90%	19.93%	11.00%	15.68%	18.84%	20.68%	18.40%	20.38%